Guarantees in Insurance Contracts - Summary of Liabilities for Financial Guarantees for Minimum Benefits, Net of Present Value of Expected Future Premiums (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	€ 110,818
Ending balance	115,294	€ 110,818
Account value	117,113	122,168
Net amount at risk	194,353	194,063
The Netherlands [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	34,379
Ending balance	34,844	34,379
Net amount at risk	23,767	26,697
United Kingdom [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	1,451
Ending balance	1,435	1,451
Net amount at risk	73,958	62,961
Financial Guarantee Contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	1,794	2,028
Incurred guarantee benefits	622	(158)
Paid guarantee benefits	(1)	(1)
Transfers to disposal groups		(30)
Net exchange differences	29	(44)
Ending balance	2,445	1,794
Account value	38,963	42,175
Net amount at risk	2,239	1,831
Financial Guarantee Contracts [member] | United States [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	247	405
Incurred guarantee benefits	491	(114)
Paid guarantee benefits	(1)	(1)
Net exchange differences	29	(42)
Ending balance	766	247
Account value	30,788	33,371
Net amount at risk	235	94
Financial Guarantee Contracts [member] | The Netherlands [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	1,547	1,555
Incurred guarantee benefits	131	(8)
Ending balance	1,678	1,547
Account value	8,175	8,805
Net amount at risk	€ 2,004	1,737
Financial Guarantee Contracts [member] | United Kingdom [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance		68
Incurred guarantee benefits		(37)
Transfers to disposal groups		(30)
Net exchange differences		€ (2)